Other disclosures - Schedule of undiscounted contractual maturities of financial liabilities at amortized cost by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	€ 1,422,781	€ 1,339,819	€ 1,236,632
On demand
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	731,837	712,188	637,351
Within 3 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	235,986	163,736	174,421
3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	144,397	98,843	92,728
1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	168,947	195,435	172,827
3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	81,817	98,752	78,812
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	59,797	70,865	80,493
Deposits
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	1,111,024	1,062,937	982,761
Deposits | On demand
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	718,366	705,129	629,043
Deposits | Within 3 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	192,609	120,654	130,439
Deposits | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	96,482	62,896	60,465
Deposits | 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	82,618	116,343	108,326
Deposits | 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	19,354	52,031	32,260
Deposits | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	1,595	5,884	22,228
Central banks
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	76,778	138,992	112,494
Central banks | On demand
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	117	83	150
Central banks | Within 3 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	7,003	5,862	10,497
Central banks | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	18,210	2,131	3,217
Central banks | 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	46,933	91,327	82,803
Central banks | 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	4,506	39,579	15,827
Central banks | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	9	10	0
Credit institutions
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	68,364	51,133	61,574
Credit institutions | On demand
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	7,172	12,683	14,334
Credit institutions | Within 3 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	30,548	16,184	22,367
Credit institutions | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	15,808	11,867	9,606
Credit institutions | 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	9,722	4,504	5,031
Credit institutions | 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	3,924	1,945	5,903
Credit institutions | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	1,190	3,950	4,333
Customers
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	965,882	872,812	808,693
Customers | On demand
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	711,077	692,363	614,559
Customers | Within 3 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	155,058	98,608	97,575
Customers | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	62,464	48,898	47,642
Customers | 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	25,963	20,512	20,492
Customers | 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	10,924	10,507	10,530
Customers | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	396	1,924	17,895
Marketable debt securities
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	274,700	247,009	226,903
Marketable debt securities | On demand
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	0	0	0
Marketable debt securities | Within 3 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	34,312	32,575	34,307
Marketable debt securities | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	46,396	30,618	31,103
Marketable debt securities | 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	81,059	73,131	58,645
Marketable debt securities | 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	55,357	46,367	46,118
Marketable debt securities | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	57,576	64,318	56,730
Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	37,057	29,873	26,968
Other financial liabilities | On demand
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	13,471	7,059	8,308
Other financial liabilities | Within 3 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	9,065	10,507	9,675
Other financial liabilities | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	1,519	5,329	1,160
Other financial liabilities | 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	5,270	5,961	5,856
Other financial liabilities | 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	7,106	354	434
Other financial liabilities | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted financial liabilities at amortised cost	€ 626	€ 663	€ 1,535